Overview and Summary of Significant Accounting Policies (Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
THE DAYTON POWER AND LIGHT COMPANY [Member]
Excise Taxes Collected	$ 50.1	$ 51.7	$ 49.4